Note 11. Stock Options (Details) - shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		2,640,231	2,515,231
The 2004 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,588,000
The 2010 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,063,000